INCOME TAXES - Reconciliation of Income Tax Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before income taxes	$ 5,107	$ 5,187	$ 3,949
Federal and provincial statutory tax rate	24.00%	26.50%	27.00%
Expected income tax expense	$ 1,226	$ 1,375	$ 1,066
Valuation allowance releases	(400)	(259)
Foreign income tax rate differentials	(258)	(180)	(432)
Income tax differential related to regulated operations	(228)	(159)	(54)
(Income)/ loss from non-controlling interests and equity investments	(141)	(78)	50
Alberta tax rate reduction		(32)	0
Non-taxable portion of capital gains	(62)	(28)	(11)
Non-deductible goodwill on the Columbia Midstream asset disposition		154	0
U.S. Tax Reform and 2018 FERC Actions	0	0	(167)
Other	57	(39)	(20)
Income Tax Expense	$ 194	$ 754	$ 432